Patents and software (Tables)	12 Months Ended
Dec. 31, 2020
Patents and software
Schedule of patents and software

(amounts in thousands of euros)	Patents	Software	Total
GROSS AMOUNT
As of January 1,2019	2,300	29	2,329
Addition	630	3	633
Disposal	—	—	—
As of December 31, 2019	2,930	32	2,962
Addition	450	—	450
Disposal	—	—	—
As of December 31, 2020	3,380	32	3,412

AMORTIZATION
As of January 1,2019	413	6	419
Increase	134	9	143
Decrease	—	—	—
As of December 31, 2019	547	15	562
Increase	168	9	177
Decrease	—	—	—
As of December 31, 2020	715	24	739

NET BOOK VALUE
As of January 1,2019	1,887	23	1,910
As of December 31, 2019	2,383	17	2,400
As of December 31, 2020	2,665	8	2,673